VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Cash	$ 297,288	$ 2,383	$ 2,508	$ 30,024,372
Restricted cash	698,949	692,692	$ 692,734	$ 819,269
Short-term investments	28,090,382	26,797,081
Accounts receivable	1,411,786	18,960
Other current assets	86,150	107,508
Right-of-use assets, operating lease	52,853	54,870
Total Assets	39,979,194	35,479,774
Taxes payable	732,849	623,825
Loan payable	983,421	0
Other current liabilities	1,703,421	1,173,510
Total Liabilities	6,089,064	3,062,868
Related party
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Note receivable	1,370,741	0
TRX, ZJ
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Cash	209,072	2,262
Restricted cash	698,949	692,692
Short-term investments	28,090,382	26,797,081
Accounts receivable	1,411,786	18,960
Other current assets	58,138	91,482
Right-of-use assets, operating lease	51,361	54,870
Other non-current assets	4,948	6,280
Total Assets	31,895,377	27,663,627
Taxes payable	714,761	608,402
Loan payable	983,421
Other current liabilities	1,495,743	540,344
Non-current liabilities	169,595
Total Liabilities	3,363,520	1,148,746
Net assets	28,531,857	$ 26,514,881
TRX, ZJ | Related party
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Note receivable	$ 1,370,741